Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Genworth Financial Contra Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Genworth Financial Contra Fund (the “Fund”) seeks to provide protection against declines in the value of the equity allocation of certain assets managed by Genworth Financial Wealth Management, Inc. (“GFWM”) for its private advisory clients.

Expense [Heading]	rr_ExpenseHeading	Fees And Expenses Of The Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.  For purposes of calculating the Fund’s portfolio turnover rate, all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less are excluded.  If such investments were included, the Fund’s portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of expenses to average net assets found within the "Financial Highlights" section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to provide protection against declines in the value of the equity allocation of certain assets managed by GFWM for its private advisory clients. The Fund is used by GFWM within an asset allocation program to provide some measure of downside protection in the event that client assets sensitive to movements in the equity markets are exposed to the loss of significant value as a result of a severe and sustained decline in the broad-based equity market.  As the Fund’s investment advisor, GFWM analyzes various mutual funds and securities owned by certain of its private advisory clients and performs a statistical analysis of the return characteristics of these securities at the individual security and/or portfolio level. This periodic analysis may include a statistical analysis of the performance pattern of the mutual funds and the directly held securities. Based on this analysis, as well as current market factors, GFWM periodically uses its judgment and discretion in creating a composite hedging benchmark, which it calls the Equity Hedging Benchmark (the “Hedging Benchmark”), in an attempt to identify a hedge for the equity market risk of certain assets owned by Fund shareholders. In order to reduce the cost of the hedge GFWM may, and sometimes will, include Hedging Benchmark positions which by themselves would have a long equity market bias. GFWM instructs Credit Suisse Asset Management, LLC (“CSAM”), the Fund’s sub-advisor, of the nature, timing and performance expectations related to and associated with the Hedging Benchmark.  CSAM then uses a quantitative and qualitative investment process to select investments designed to deliver Fund performance that tracks, within prescribed bounds, the performance of the Hedging Benchmark positions.  In pursuing the Fund’s objectives, CSAM, in its discretion, may increase or decrease the level of downside protection provided by the Fund, relative to the Hedging Benchmark, including potentially adjusting the long-bias positions identified in the Hedging Benchmark.  The value of your investment in the Fund generally will decrease when the broad-based equity market appreciates, is unchanged or experiences a modest decrease.  Conversely, when the value of the broad-based equity market experiences a severe and sustained decline, the value of your investment in the Fund generally will increase.

In order to achieve its investment goal, the Fund may use the following instruments:

•	options on securities and stock indexes;

•	cash, cash equivalents and short-term market instruments;

•	money market funds; and

•	exchange-traded funds (“ETFs”)

The Fund generally purchases broad-market index put options to seek favorable returns in anticipation of the risk that broad equity markets may decline in value.  To help offset the costs of purchasing those put options, the Fund may also write (sell) other index put options.

In addition, the Fund may also utilize various options strategies, such as those commonly referred to as straddles, spreads, strangles, butterflies and condors.  These strategies involve combinations of positions in both put and call options.  The success of each of these strategies depends on many factors, primary among them, the volatility of the underlying index.  The Fund’s decision regarding whether or not to utilize a specific options strategy will depend upon an evaluation of the relative pricing of available options, market conditions, and the efficient implementation of the Hedging Benchmark.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant volatility in the broad-based equity market.  The principal risks of the Fund include:

•	The risk that you could lose all or a portion of your investment in the Fund.

•
GFWM may be unable to fully determine the prospective market exposure of its clients’ holdings, when constructing the Hedging Benchmark, and may therefore have imperfect knowledge of the magnitude of risk to be hedged.

•
To the extent that a particular investor’s portfolio differs from the aggregate client assets analyzed to construct the Hedging Benchmark, the realized risk of an investor’s portfolio may differ from GFWM’s estimate, and the Fund may not be successful in providing protection against declines in the investor’s portfolio.

•
The Fund’s use of options (“derivatives”) involves additional risks and transaction costs, such as (i) the risk of adverse changes in the value of these instruments, (ii) the risk of imperfect correlation between the price of derivatives and movements in the price of the underlying securities or index, (iii) the fact that the use of derivatives requires different skills than those needed to select portfolio securities, and (iv) the risk of the possible absence of a liquid secondary market for a particular derivative at any moment in time.

•
Certain investments (such as options) and certain practices may have the effect of magnifying declines as well as increases in the Fund’s net asset value (“NAV”).  Losses from written put options can be substantial.  Losses from written call options can be unlimited to the extent of the Fund’s assets.

•
The Fund can experience losses through the purchase of options, including the complete loss of the amount invested.  A purchased option can lose partial value if the underlying index fails to move in a direction favorable to that type of option after the time of purchase or it can lose all of its value if the option expires while the underlying index is outside of the option’s specified payout range.  In addition, while an index option can gain value as the result of a favorable move in the underlying index (an upward move for call options or a downward move for put options), the Fund may lose some or all of that accumulated value if the purchased options are not sold (and the gains not realized) prior to any possible adverse reverse in the direction of the underlying index that would reduce the accumulated value.

•	There is a risk that a strategy used by the Fund may fail to produce the intended result. This risk is common to all mutual funds.

·	The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

•
Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.

•
A higher portfolio turnover rate will result in the Fund paying more brokerage commissions and may generate greater tax liabilities for shareholders. Additionally, high portfolio turnover may adversely affect the ability of the Fund to meet its investment goals.

•	At times, the Fund may be constrained in its ability to use derivatives by an unanticipated inability to close positions when it would be most advantageous to do so.

•
Certain major exchanges on which options are traded have established limits on how much an option may decline over various time periods. If trading is halted, then the Fund may not be able to purchase or sell options contracts and may also be required to use a “fair value” method to price its outstanding contracts.

•	The derivatives in which the Fund invests are subject to loss of value over time, and may have no value at the time of their expiration.

Risk Lose Money [Text]	rr_RiskLoseMoney	The risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	HIGHEST AND LOWEST QUARTER RETURNS (for periods shown in the bar chart) Highest: 370.17% in 3rd Quarter 2011 Lowest: -96.75% in 2nd Quarter 2009
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	370.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(96.75%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2012)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Genworth Financial Contra Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.39%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.62%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	180
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	891
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,625
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,567
Annual Return 2003	rr_AnnualReturn2003	(77.40%)
Annual Return 2004	rr_AnnualReturn2004	(99.85%)
Annual Return 2005	rr_AnnualReturn2005	(99.70%)
Annual Return 2006	rr_AnnualReturn2006	(96.80%)
Annual Return 2007	rr_AnnualReturn2007	(99.70%)
Annual Return 2008	rr_AnnualReturn2008	7.99%
Annual Return 2009	rr_AnnualReturn2009	(99.96%)
Annual Return 2010	rr_AnnualReturn2010	(99.63%)
Annual Return 2011	rr_AnnualReturn2011	(92.94%)
Annual Return 2012	rr_AnnualReturn2012	(99.28%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(99.28%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(98.51%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(98.78%)
Genworth Financial Contra Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(99.28%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(98.51%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(98.78%)
Genworth Financial Contra Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(64.53%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(31.57%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(17.28%)

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of expenses to average net assets found within the "Financial Highlights" section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	GFWM has contractually agreed to waive its fees and/or pay Fund expenses to the extent necessary to ensure that the Total Annual Fund Operating Expense After Fee Waiver and/or Expense Reimbursement (excluding any taxes, interest, brokerage fees, securities lending expense offset amounts, acquired fund fees and expenses, and non-routine expenses) does not exceed 1.75% of the Fund's average daily net assets. If the Fund's expense level would fall below the 1.75% annual limit, the Fund may maintain expenses at the limit so that GFWM may be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years, provided the reimbursement will not cause the Fund's Total Annual Fund Operating Expense After Fee Waiver and/or Expense Reimbursement to exceed the 1.75% limit. This agreement will continue in effect until January 31, 2014, and may not be terminated by GFWM prior to that date, but may be continued thereafter.